Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Intermediate Bond Fund	0.282%

IBF-PSTK-0324-118 1.479312.118	March 1, 2024

Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Investment Grade Bond Fund	0.282%

IGB-PSTK-0324-122 1.734043.122	March 1, 2024

Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.28% A	0.28% A	0.28% A	0.28% A	0.28% A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.23% A	0.22% A	0.25% A	0.22% A	0.12% A

Total annual operating expenses	0.76%	0.75%	1.53%	0.50%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.76%	0.75%	1.53%	0.50%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 475	$ 475	$ 474	$ 474	$ 256	$ 156	$ 51	$ 51	$ 37	$ 37
3 years	$ 633	$ 633	$ 630	$ 630	$ 483	$ 483	$ 160	$ 160	$ 123	$ 123
5 years	$ 805	$ 805	$ 800	$ 800	$ 834	$ 834	$ 280	$ 280	$ 219	$ 219
10 years	$ 1,305	$ 1,305	$ 1,293	$ 1,293	$ 1,616	$ 1,616	$ 628	$ 628	$ 500	$ 500
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® Investment Grade Bond Fund	0.282%

AIGB‑PSTK‑0324‑137 1.777602.137	March 1, 2024

Supplement to the
Fidelity® Municipal Core Plus Bond Fund
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.52% B

Total annual operating expenses	0.91%

Fee waiver and/or expense reimbursement	0.54% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 217

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.39%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

MUC-PSTK-0324-100 1.9911352.100	March 1, 2024

Supplement to the
Fidelity® Municipal Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.51% A,B	0.52% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.52% B	0.52% B	0.52% B	0.52% B	0.52% B

Total annual operating expenses	1.28%	1.29%	2.04%	1.04%	0.91%

Fee waiver and/or expense reimbursement	0.66% C	0.67% C	0.67% C	0.67% C	0.60% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.21% for Class M, 0.21% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 705	$ 705	$ 707	$ 707	$ 552	$ 552	$ 241	$ 241	$ 209	$ 209
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.51% for Class A, 0.52% for Class M, 0.52% for Class C, 0.52% for Class I, and 0.39% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AMUC‑PSTK‑0324‑100
1.9911355.100	March 1, 2024

Supplement to the
Fidelity® SAI Investment Grade Securitized Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.33%
A Adjusted to reflect current fees.
B Based on estimated amounts for the current fiscal year.

1 year	$ 34
3 years	$ 106
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI Investment Grade Securitized Fund	0.282%

IVG‑PSTK‑0324‑100 1.9911690.100	March 1, 2024

Supplement to the
Fidelity® SAI Sustainable Core Plus Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.66%

Total annual operating expenses	0.94%

Fee waiver and/or expense reimbursement	0.58% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 221
5 years	$ 443
10 years	$ 1,083
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI Sustainable Core Plus Bond Fund	0.282%

SSU‑PSTK‑0324‑100 1.9911693.100	March 1, 2024

Supplement to the
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund and
Fidelity® SAI Sustainable Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, Fidelity® SAI Sustainable Municipal Income Fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information for Fidelity® SAI Sustainable Municipal Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.83%

Total annual operating expenses	1.16%

Fee waiver and/or expense reimbursement	0.80% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 261
5 years	$ 534
10 years	$ 1,312

The following information replaces similar information for Fidelity® SAI Sustainable Municipal Income Fund found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI Sustainable Municipal Income Fund	0.332%

MNI‑PSTK‑0324‑100 1.9911697.100	March 1, 2024

Supplement to the
Fidelity® SAI Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%

Total annual operating expenses	0.37%

Fee waiver and/or expense reimbursement	0.12% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 102
5 years	$ 191
10 years	$ 452
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI Tax‑Free Bond Fund	0.332%

STF‑PSTK‑0324‑100 1.9911700.100	March 1, 2024

Supplement to the
Fidelity® SAI Total Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01%

Total annual operating expenses	0.29%
A Adjusted to reflect current fees.

1 year	$ 30
3 years	$ 93
5 years	$ 163
10 years	$ 368
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI Total Bond Fund	0.282%

STB‑PSTK‑0324‑101 1.9910131.101	March 1, 2024

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.66%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SDI‑PSTK‑0324‑124 1.791404.124	March 1, 2024

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.69% A,B	0.68% A,B	0.69% A,B	0.68% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.00% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.94%	1.19%	1.70%	0.69%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 273	$ 173	$ 70	$ 70	$ 58	$ 58
3 years	$ 857	$ 857	$ 715	$ 715	$ 536	$ 536	$ 221	$ 221	$ 183	$ 183
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 923	$ 923	$ 384	$ 384	$ 318	$ 318
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,807	$ 1,807	$ 859	$ 859	$ 714	$ 714
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.69% for Class A, 0.68% for Class M, 0.69% for Class C, 0.68% for Class I, and 0.56% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ASDI‑PSTK‑0324‑137 1.805077.137	March 1, 2024

Supplement to the
Fidelity® Strategic Real
Return Fund
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.77%

Fee waiver and/or expense reimbursement	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 237
5 years	$ 419
10 years	$ 945

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

RRS-PSTK-0324-128 1.820982.128	March 1, 2024

Supplement to the
Fidelity® Strategic Real
Return Fund
Class A, Class M, Class C,
Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% AB	0.73% AB	0.71% AB	0.71% AB	0.61% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.07% B	0.07% B	0.07% B	0.07% B	0.07% B

Total annual operating expenses	1.04%	1.05%	1.78%	0.78%	0.68%

Fee waiver and/or expense reimbursement	0.09% C	0.10% C	0.08% C	0.08% C	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%	0.95%	1.70%	0.70%	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.19% for Class C, 0.19% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 493	$ 493	$ 493	$ 493	$ 273	$ 173	$ 72	$ 72	$ 62	$ 62
3 years	$ 706	$ 706	$ 708	$ 708	$ 550	$ 550	$ 238	$ 238	$ 208	$ 208
5 years	$ 940	$ 940	$ 944	$ 944	$ 954	$ 954	$ 423	$ 423	$ 369	$ 369
10 years	$ 1,610	$ 1,610	$ 1,620	$ 1,620	$ 1,891	$ 1,891	$ 956	$ 956	$ 838	$ 838
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.73% for Class M, 0.71% for Class C, 0.71% for Class I, and 0.61% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ARRS‑PSTK‑0324‑143 1.820981.143	March 1, 2024

Supplement to the
Fidelity® Strategic Real
Return Fund
Class K6
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.07% B

Total annual operating expenses	0.64%

Fee waiver and/or expense reimbursement	0.13% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 52
3 years	$ 187
5 years	$ 339
10 years	$ 782
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.57%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

RRS‑K6‑PSTK‑0324‑104 1.9900306.104	March 1, 2024

Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	1.30% B

Total annual operating expenses	1.73%

Fee waiver and/or expense reimbursement	1.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 365
5 years	$ 765
10 years	$ 1,887

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.43%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SNT‑PSTK‑0324‑100 1.9911346.100	March 1, 2024

Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.48% A,B	0.51% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	1.30% B	1.30% B	1.30% B	1.30% B	1.30% B

Total annual operating expenses	2.03%	2.06%	2.82%	1.82%	1.69%

Fee waiver and/or expense reimbursement	1.41% C	1.44% C	1.45% C	1.45% C	1.38% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.20% for Class M, 0.20% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 833	$ 833	$ 838	$ 838	$ 688	$ 688	$ 381	$ 381	$ 350	$ 350
5 years	$ 1,280	$ 1,280	$ 1,291	$ 1,291	$ 1,315	$ 1,315	$ 801	$ 801	$ 742	$ 742
10 years	$ 2,517	$ 2,517	$ 2,544	$ 2,544	$ 2,813	$ 2,813	$ 1,975	$ 1,975	$ 1,841	$ 1,841
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.48% for Class A, 0.51% for Class M, 0.52% for Class C, 0.52% for Class I, and 0.39% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ASNT‑PSTK‑0324‑100 1.9911347.100	March 1, 2024

Supplement to the
Fidelity® Tactical Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.63% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.43% B

Total annual operating expenses	1.06%

Fee waiver and/or expense reimbursement	0.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 289
5 years	$ 538
10 years	$ 1,250

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.63%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

TBF‑PSTK‑0324‑100 1.9911340.100	March 1, 2024

Supplement to the
Fidelity® Tactical Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.68	% A,B	0.71	% A,B	0.71	% A,B	0.71	% A,B	0.61	% A,B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.43	% B	0.43	% B	0.43	% B	0.43	% B	0.43	% B

Total annual operating expenses	1.36%		1.39%		2.14%		1.14%		1.04%

Fee waiver and/or expense reimbursement	0.41% c		0.44% c		0.44% c		0.44% c		0.43% c

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%		0.95%		1.70%		0.70%		0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.19% for Class M, 0.19% for Class C, 0.19% for Class I and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
c Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps.

These arrangements will remain in effect through December 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$493	$493	$493	$493	$273	$173	$72	$72	$62	$62
3 years	$761	$761	$766	$766	$613	$613	$303	$303	$273	$273
5 years	$1,064	$1,064	$1,076	$1,076	$1,095	$1,095	$570	$570	$518	$518
10 years	$1,923	$1,923	$1,952	$1,952	$2,226	$2,226	$1,333	$1,333	$1,218	$1,218
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.68% for Class A, 0.71% for Class M, 0.71% for Class C, 0.71% for Class I and 0.61% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ATBF‑PSTK‑0324‑100 1.9911342.100	March 1, 2024

Supplement to the
Fidelity® Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.44%

Fee waiver and/or expense reimbursement	0.19% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 115
5 years	$ 221
10 years	$ 530

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.43%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SFB‑PSTK‑0324‑122 1.759463.122	March 1, 2024

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity® Intermediate Bond Fund’s, Fidelity® Investment Grade Bond Fund’s, Fidelity Advisor® Mortgage Securities Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

RCOM8-SSTK-0324-130 1.872064.130	March 1, 2024

Supplement to the

Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity Advisor® Mortgage Securities Fund’s, Fidelity® Investment Grade Bond Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

ACOM8-SSTK-0324-135 1.842757.135	March 1, 2024

Supplement to the

Fidelity® Municipal Core Plus Bond Fund

February 8, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $100 billion	0.490%
Next $100 billion	0.440%
Next $100 billion	0.410%
Over $300 billion	0.390%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Municipal Core Plus Bond Fund/ Fidelity® Municipal Core Plus Bond Fund	0.39%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

MUC-SSTK-0324-100 1.9911353.100	March 1, 2024

Supplement to the

Fidelity® Municipal Core Plus Bond Fund

Class A, Class M, Class C, Class I, and Class Z

February 8, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $100 billion	0.560%	0.450%
Next $100 billion	0.520%	0.410%
Next $100 billion	0.500%	0.390%
Over $300 billion	0.480%	0.370%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Municipal Core Plus Bond Fund/Class A	0.51%
Fidelity® Municipal Core Plus Bond Fund/Class M	0.52%
Fidelity® Municipal Core Plus Bond Fund/Class C	0.52%
Fidelity® Municipal Core Plus Bond Fund/Class I	0.52%
Fidelity® Municipal Core Plus Bond Fund/Class Z	0.39%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

AMUC-SSTK-0324-100 1.9911356.100	March 1, 2024

Supplement to the

Fidelity® SAI Investment Grade Securitized Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

IVG-SSTK-0324-100 1.9911691.100	March 1, 2024

Supplement to the

Fidelity® SAI Sustainable Core Plus Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SSU-SSTK-0324-100 1.9911694.100	March 1, 2024

Supplement to the

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund and Fidelity® SAI Sustainable Municipal Income Fund

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity® SAI Sustainable Municipal Income Fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity® SAI Sustainable Municipal Income Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.332% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to each fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by a fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy- Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/ about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

MNI-SSTK-0324-100 1.9911698.100	March 1, 2024

Supplement to the

Fidelity® SAI Sustainable Low Duration Income Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy- Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/ about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SLO-SSTK-0324-100 1.9911696.100	March 1, 2024

Supplement to the

Fidelity® SAI Low Duration Income Fund, Fidelity® SAI Short-Term Bond Fund and Fidelity® SAI Total Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity® SAI Total Bond Fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity® SAI Total Bond Fund found in the “Management Contracts” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

STB-SSTK-0324-103 1.9899404.103	March 1, 2024

Supplement to the

Fidelity® SAI Tax-Free Bond Fund

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.332% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

STF-SSTK-0324-102 1.9892680.102	March 1, 2024

Supplement to the

Fidelity® Strategic Dividend & Income® Fund

January 29, 2024

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Strategic Dividend & Income® Fund/ Fidelity® Strategic Dividend & Income® Fund	0.66%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

SDI-SSTK-0324-124 1.796004.124	March 1, 2024

Supplement to the

Fidelity® Strategic Dividend & Income® Fund

Class A, Class M, Class C, Class I, and Class Z

January 29, 2024

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Strategic Dividend & Income® Fund/ Class A	0.69%
Fidelity® Strategic Dividend & Income® Fund/ Class M	0.68%
Fidelity® Strategic Dividend & Income® Fund/ Class C	0.69%
Fidelity® Strategic Dividend & Income® Fund/ Class I	0.68%
Fidelity® Strategic Dividend & Income® Fund/ Class Z	0.56%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

ASDI-ASDII-SSTK-0324-124 1.795998.124	March 1, 2024

Supplement to the

Fidelity® Strategic Real Return Fund

November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $30 billion	0.740%
Next $30 billion	0.680
Next $30 billion	0.650
Over $90 billion	0.620

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Strategic Real Return Fund/ Fidelity® Strategic Real Return Fund	0.72%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

RRS-SSTK-0324-129 1.832410.129	March 1, 2024

Supplement to the

Fidelity® Strategic Real Return Fund

Class A, Class M, Class C, Class I, and Class Z

November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $30 billion	0.770%	0.670%
Next $30 billion	0.730%	0.620%
Next $30 billion	0.710%	0.590%
Over $90 billion	0.690%	0.570%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Strategic Real Return Fund /Class A	0.72%
Fidelity® Strategic Real Return Fund /Class M	0.73%
Fidelity® Strategic Real Return Fund /Class C	0.71%
Fidelity® Strategic Real Return Fund /Class I	0.71%
Fidelity® Strategic Real Return Fund /Class Z	0.61%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

ARRS-ARRSI-SSTK-0324-132 1.832411.132	March 1, 2024

Supplement to the

Fidelity® Strategic Real Return Fund

Class K6

November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class K6 Annualized Rate
First $30 billion	0.670%
Next $30 billion	0.620%
Next $30 billion	0.590%
Over $90 billion	0.570%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Strategic Real Return Fund/Class K6	0.57%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping. Payments may also be made, upon direction, for other plan expenses. Currently, the Board of Trustees has not authorized such payments for Class K6 shares.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

RRS-K6-SSTK-0324-104 1.9898337.104	March 1, 2024

Supplement to the

Fidelity® Sustainability Bond Index Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SBI-I-SSTK-0324-102 1.9899406.102	March 1, 2024

Supplement to the

Fidelity® Series Sustainable Investment Grade Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SGB-SSTK-0324-100 1.9911702.100	March 1, 2024

Supplement to the

Fidelity® Sustainable Core Plus Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SCB-SSTK-0324-100 1.9911704.100	March 1, 2024

Supplement to the

Fidelity® Sustainable Core Plus Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

ASCB-SSTK-0324-100 1.9911703.100	March 1, 2024

Supplement to the

Fidelity® Sustainable Intermediate Municipal Income Fund

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $100 billion	0.490%
Next $100 billion	0.440%
Next $100 billion	0.410%
Over $300 billion	0.390%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Sustainable Intermediate Municipal Income Fund/ Fidelity® Sustainable Intermediate Municipal Income Fund	0.43%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the

Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SNT-SSTK-0324-100 1.9911350.100	March 1, 2024

Supplement to the

Fidelity® Sustainable Intermediate Municipal Income Fund

Class A, Class M, Class C, Class I, and Class Z

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $100 billion	0.560%	0.450%
Next $100 billion	0.520%	0.410%
Next $100 billion	0.500%	0.390%
Over $300 billion	0.480%	0.370%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Sustainable Intermediate Municipal Income Fund/Class A	0.48%
Fidelity® Sustainable Intermediate Municipal Income Fund/Class M	0.51%
Fidelity® Sustainable Intermediate Municipal Income Fund/Class C	0.52%
Fidelity® Sustainable Intermediate Municipal Income Fund/Class I	0.52%
Fidelity® Sustainable Intermediate Municipal Income Fund/Class Z	0.39%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

ASNT-SSTK-0324-100 1.9911351.100	March 1, 2024

Supplement to the

Fidelity® Sustainable Low Duration Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SLD-SSTK-0324-101 1.9909568.101	March 1, 2024

Supplement to the

Fidelity® Sustainable Low Duration Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

ASLD-SSTK-0324-101 1.9909560.101	March 1, 2024

Supplement to the

Fidelity® Tactical Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $100 billion	0.740%
Next $100 billion	0.680%
Next $100 billion	0.650%
Over $300 billion	0.620%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Tactical Bond Fund/Fidelity® Tactical Bond Fund	0.63%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

TBF-SSTK-0324-100 1.9911345.100	March 1, 2024

Supplement to the

Fidelity® Tactical Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $100 billion	0.770%	0.670%
Next $100 billion	0.730%	0.620%
Next $100 billion	0.710%	0.590%
Over $300 billion	0.690%	0.570%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Tactical Bond Fund/Class A	0.68%
Fidelity® Tactical Bond Fund/Class M	0.71%
Fidelity® Tactical Bond Fund/Class C	0.71%
Fidelity® Tactical Bond Fund/Class I	0.71%
Fidelity® Tactical Bond Fund/Class Z	0.61%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

ATBF-SSTK-0324-100 1.9911344.100	March 1, 2024

Supplement to the

Fidelity® Tax-Free Bond Fund

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $100 billion	0.490%
Next $100 billion	0.440%
Next $100 billion	0.410%
Over $300 billion	0.390%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Tax-Free Bond Fund	0.43%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

SFB-SSTK-0324-119 1.774661.119	March 1, 2024